[Aetna Letterhead]
[Aetna Logo]





                                                 Josepha M. Summa
                                                 151 Farmington Avenue
                                                 Contracts & Prospectuses, TS41
                                                 Hartford, CT 06156
                                                 (860)273-6715
                                                 Fax: (860)273-3004

May 1, 1998

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N. W.
Washington, DC 20549
Att: Filing Room


RE: Aetna Life Insurance and Annuity Company
    Variable Annuity Account B - ALIAC Growth Plus
    File No: 33-79122 and 811-2512

Dear Sir or Madam:

This is to certify, pursuant to Rule 497(j) under the Securities Act of 1933, the text of the Prospectus dated May 1, 1998 does not differ from that contained in Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, filed electronically with the Commission on April 17, 1998.

Any questions regarding this submission can be directed to the undersigned at
(860) 273-6715.

Sincerely,

/s/ Josepha M. Summa

Josepha M. Summa